Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 507,862	$ 79,694	¥ 429,903	¥ 381,677
Cost of revenues:
Cost of revenues:	(143,716)	(22,553)	(115,981)	(108,343)
Gross Profit	364,146	57,141	313,922	273,334
Operating expenses:
Research and development expenses	(367,858)	(57,725)	(263,940)	(156,935)
Selling and marketing expenses (including related party amounts of RMB806, RMB543 and RMB235 (US$37) for the years ended December 31, 2019, 2020 and 2021, respectively)	(303,096)	(47,562)	(168,587)	(153,334)
General and administrative expenses (including related party amounts of nil, RMB227 and RMB1,752 (US$275) for the years ended December 31, 2019, 2020 and 2021, respectively)	(490,256)	(76,932)	(293,800)	(132,157)
Total operating expenses	(1,161,210)	(182,219)	(726,327)	(442,426)
Loss from operations	(797,064)	(125,078)	(412,405)	(169,092)
Interest income	3,457	542	6,068	11,161
Interest expense	(1,536)	(241)	(667)	(8,989)
Other (expense) income, net (including related party income of nil, nil and RMB628(US$98) for the years ended December 31, 2019, 2020 and 2021, respectively.)	199	31	(887)	(883)
Foreign exchange gain (loss), net	(854)	(134)	(2,847)	1,486
Change in fair value of warrant liability	0	0	3,503	(2,839)
Loss before income tax	(795,798)	(124,880)	(407,235)	(169,156)
Income tax expenses	(899)	(141)	0	0
Net loss	(796,697)	(125,021)	(407,235)	(169,156)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(796,697)	(125,021)	(407,235)	(169,156)
Accretion of convertible preferred shares	0	0	(64,688)	(165,011)
Net loss attributable to ordinary shareholders	¥ (796,697)	$ (125,021)	¥ (471,923)	¥ (334,167)
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ 0	$ 0	¥ 0	¥ (14.23)
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	0	0	0	23,483,915
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	¥ (39,480)	$ (6,195)	¥ (176,888)	¥ 24,104
Total comprehensive loss	(836,177)	(131,216)	(584,123)	(145,052)
Total comprehensive loss attributable to Burning Rock Biotech Limited's shareholders	¥ (836,177)	$ (131,216)	¥ (584,123)	¥ (145,052)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)	¥ 0
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	86,883,011	86,883,011	51,309,631	0
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Ordinary shares—basic and diluted | (per share)	¥ (7.65)	$ (1.20)	¥ (6.88)	¥ 0
Weighted average shares outstanding used in loss per share computation:
Ordinary shares—basic and diluted	17,324,848	17,324,848	17,324,848	0
Service [Member]
Revenues:
Revenues	¥ 342,465	$ 53,740	¥ 311,184	¥ 292,523
Cost of revenues:
Cost of revenues:	(93,401)	(14,657)	(80,132)	(78,837)
Product [Member]
Revenues:
Revenues	165,397	25,954	118,719	89,154
Cost of revenues:
Cost of revenues:	¥ (50,315)	$ (7,896)	¥ (35,849)	¥ (29,506)